Provisions for Sundry Creditors (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Provisions for Sundry Creditors and Others

At December 31, 2018 and 2017, the provisions for sundry creditors and others are as follows:

	2018		2017
Provision for plugging of wells (Note 15)	Ps.	84,050,900	Ps.	68,797,600
Provision for trails in process (Note 29)		6,483,078		7,812,689
Provision for environmental costs		11,219,278		11,067,134

	Ps.	101,753,256	Ps.	87,677,423

Summary of Allowance Account for Plugging of Wells, Trials in Progress and Environmental Costs

The following tables show the allowance account for plugging of wells, trials in progress and environmental costs:

	Plugging of wells
	2018		2017
Balance at the beginning of the year	Ps.	68,797,600	Ps.	64,967,710
Increase (decrease) capitalized in fixed assets		22,313,529		(3,791,482)
Unwinding of discount against income		(6,953,200)		7,774,000
Amount used		(107,029)		(152,628)

Balance at the end of the year	Ps.	84,050,900	Ps.	68,797,600

	Trials in progress
	2018		2017
Balance at the beginning of the year	Ps.	7,812,689	Ps.	15,119,692
Additions against income		1,194,547		2,835,357
Provision cancellation		(2,502,807)		(1,973,153)
Amount used		(21,351)		(8,169,207)

Balance at the end of the year	Ps.	6,483,078	Ps.	7,812,689

	Environmental costs
	2018		2017
Balance at the beginning of the year	Ps.	11,067,134	Ps.	8,230,476
Additions against income		1,390,838		3,203,982
Provision cancellation		(1,106,693)		(312,937)
Amount used		(132,001)		(54,387)

Balance at the end of the year(1)	Ps.	11,219,278	Ps.	11,067,134

(1)

PEMEX is subject to the provisions of the Ley General del Equilibrio Ecológico y la Protección al Ambiente (General Law on Ecological Equilibrium and Environmental Protection). To comply with this law, environmental audits of PEMEX’s larger operating, storage and transportation facilities have been or are being conducted. Following the completion of such audits, PEMEX has signed various agreements with the Procuraduría Federal de Protección al Ambiente (Federal Attorney of Environmental Protection) to implement environmental remediation and improve environmental plans. Such plans contemplate remediation for environmental damages, as well as related investments for the improvement of equipment, maintenance, labor and materials.